Related Party Transactions - Additional Information (Detail) - EUR (€)	Dec. 16, 2024	Jul. 08, 2024	Dec. 18, 2023	Dec. 08, 2023	Aug. 16, 2023	Dec. 15, 2022	Dec. 15, 2021	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2022
Disclosure of transactions between related parties [Line Items]
Proportion of value weight average price of common shares	0.00025%		0.00025%			0.00025%
Number of trading days			5 days
Shares held in the entity common shares held by Board of Directors								13,260		13,260
Vereniging Aegon [member] | Strategic Sale [Member] | Netherlands [member] | ASR [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of stake in a company receivable share interest in A.S.R. Nederland N.V.'												30.00%
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	36,371,440	6,407,476	112,619,440		40	43,817,400	40
Proportion of value weight average price of common shares			140.00%			140.00%
Amount of repurchased shares	€ 5,541,443,480,000		€ 14,804,951,580,000	€ 24,842,939
Proportion of voting rights held by related party	32.60%		32.60%			32.60%
Value of shares authorized to be repurchased		€ 37,000,000		€ 1,395,000,000
Number of shares authorized to be repurchased		200,000,000							1,535,000,000	1,535,000,000
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity common shares held by Board of Directors								160,357		83,122	72,081